Operations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of reclassification of items included on financial liabilities [Table Text Block]
The table below presents the effects of reclassified items on Statement of financial position as of December 31, 2023:

Previous items	December 31, 2023 (before reclassification)	Reclassification	Current items	December 31, 2023 (after reclassification)
Liabilities
Current liabilities
Borrowing and financing	1,374,766	(899,447)	Institutional deposits and marketable debts securities	475,319
Obligations to FIDC quotas holders	505,231	899,447	Other debt instruments	1,404,678
Total current liabilities	1,879,997	—		1,879,997

Non-current liabilities
Borrowing and financing	3,639,215	(143,456)	Institutional deposits and marketable debts securities	3,495,759
Obligations to FIDC quotas holders	-	143,456	Other debt instruments	143,456
Total non-current liabilities	3,639,215	—		3,639,215
The tables below presents the effects of reclassified items on Statement of cash flows in 2023 and 2022:

Previous items	2023 (before reclassification)	Reclassification	Current items	2023 (after reclassification)
Financing activities
Proceeds from borrowings	5,181,619	(3,573,457)	Proceeds from institutional deposits and marketable debt securities	1,608,162
Payment of borrowings	(4,489,681)	4,414,677	Payment of institutional deposits and marketable debt securities	(75,004)
Proceeds from FIDC quota holders	564,752	3,573,457	Proceeds from other debt instruments, except lease	4,138,209
Payment to FIDC quota holders	(1,032,503)	(4,414,677)	Payment to other debt instruments, except lease	(5,447,180)
	224,187	—		224,187

Previous items	2022 (before reclassification)	Reclassification	Current items	2022 (after reclassification)
Financing activities
Proceeds from borrowings	3,499,986	(3,499,986)	Proceeds from institutional deposits and marketable debt securities	—
Payment of borrowings	(5,009,769)	4,605,452	Payment of institutional deposits and marketable debt securities	(404,317)
Proceeds from FIDC quota holders	—	3,499,986	Proceeds from other debt instruments, except lease	3,499,986
Payment to FIDC quota holders	(1,250,000)	(4,605,452)	Payment to other debt instruments, except lease	(5,855,452)
	(2,759,783)	—		(2,759,783)